Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0002125355
Registrant Name	Bamboo Insurance Services, Inc.
Registration File Number	333-298639
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES